CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Issuance costs	$ 2,806	$ 20
IPO [Member]
Issuance costs	9,776
Over-Allotment Option [Member]
Issuance costs	$ 1,071